Share-Based Compensation (Summary Of Outstanding Stock Options Under Equity Incentive Plan 2006 Activity) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Options outstanding at beginning of period, Number of Options	532,223	[1]
Exercised, Number of Options	(12,530)
Options outstanding at end of period, Number of Options	519,693
Options outstanding at beginning of period, Weighted Average Exercise Price | $ / shares	$ 18.91	[1]
Exercised, Weighted Average Exercise Price | $ / shares	11.69
Options outstanding at end of period, Weighted Average Exercise Price | $ / shares	$ 19.08
Genesis [Member]
Options outstanding at end of period, Number of Options	124,536

[1]	Includes 124,536 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and were not issued under any of the AerCap Holdings N.V. Equity Plans.